UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.6%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$4,110	$4,263,714
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	17,500	18,092,375

		$22,356,089

Education — 26.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$223,826
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	117,361
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	222,702
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,935	2,108,124
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	223,544
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,014,191
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	849,200
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	318,162
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	2,000	2,352,660
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,347,220
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,348,975
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,580,200
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	6,975	7,261,603
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,308,700
New York Dormitory Authority, (New York University), Prerefunded to 7/1/19, 5.00%, 7/1/39(1)	10,000	10,163,800
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,077,980
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	109,580
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	1,110	1,125,584
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,737,908
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,256,792
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	347,214
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	269,105
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,837,205
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,250	6,594,250
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,820	4,260,561

		$62,056,447

Electric Utilities — 2.9%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,720,110
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,231,399
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	1,675	1,901,711

		$6,853,220

Escrowed/Prerefunded — 4.7%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,851,415
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	2,000	2,120,720

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	$3,430	$3,766,174
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,108,921

		$10,847,230

General Obligations — 10.3%
Bridgehampton Union Free School District, 4.00%, 3/15/37	$1,930	$2,039,508
New York, 5.00%, 2/15/34(1)	8,250	8,728,500
New York City, 4.00%, 8/1/34	2,000	2,119,300
New York City, 5.00%, 8/1/34(1)	10,000	11,061,200

		$23,948,508

Hospital — 8.9%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$755	$784,890
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	1,000	1,039,510
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,825	10,324,307
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,693,485
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,788,894

		$20,631,086

Housing — 8.6%
New York City Housing Development Corp., 3.45%, 11/1/37	$870	$847,580
New York City Housing Development Corp., 3.70%, 11/1/38	885	882,496
New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,664,263
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,057,750
New York City Housing Development Corp., 4.95%, 11/1/39	2,500	2,518,675
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	2,815	2,473,400
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	505,365
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,019,740
New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,009,860
New York Mortgage Agency, 4.10%, 10/1/38	4,300	4,430,548
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,633,005

		$20,042,682

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,020	$1,238,861
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,844,914

		$3,083,775

Insured – Education — 3.8%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,800
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	75	88,503
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,680,349
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,947,085
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	1,900	1,930,647
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	2,950	2,999,383

		$8,936,767

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 5.7%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,000	$5,050,600
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	500	506,285
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	507,095
New York Power Authority, (BHAC), 4.50%, 11/15/47(1)	7,210	7,221,248

		$13,285,228

Insured – Escrowed/Prerefunded — 2.6%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,350,387
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,458,139
Hoosic Valley Central School District, (AGC), Prerefunded to 6/15/19, 4.00%, 6/15/23	1,110	1,121,633

		$5,930,159

Insured – General Obligations — 3.8%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$200,464
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	200,438
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,436
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,436
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	1,005	1,006,829
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	1,050	1,052,016
Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,124,580
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,818,927

		$8,804,126

Insured – Hospital — 0.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,515

		$501,515

Insured – Lease Revenue/Certificates of Participation — 2.4%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,425,140
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	990,243
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,107,707

		$5,523,090

Insured – Special Tax Revenue — 1.7%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,685	$2,809,020
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	1,122,270

		$3,931,290

Lease Revenue/Certificates of Participation — 3.9%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$8,000	$9,015,840

		$9,015,840

Other Revenue — 13.3%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,054,183
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	6,000	3,757,140
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,500	1,610,700
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,343,400
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,538,778
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,496,737

		$30,800,938

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 30.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$10,989,300
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	3,861,300
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	5,583,235
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,155,230
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,538,300
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	845	897,796
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	655	698,977
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	9,250	10,187,765
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	687,849
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	7,620	8,393,963
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,284,840
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	2,370	2,464,634
Sales Tax Asset Receivable Corp., 4.00%, 10/15/32	1,935	2,075,229
Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(1)	8,900	10,188,809

		$71,007,227

Transportation — 11.8%
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/38	$3,175	$3,232,055
Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	2,003,856
Nassau County Bridge Authority, 5.00%, 10/1/40	365	381,359
New York Thruway Authority, 4.00%, 1/1/36	2,500	2,637,225
New York Thruway Authority, 5.00%, 1/1/37	7,240	7,748,248
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	919,007
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,074,880
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,379,568

		$27,376,198

Water and Sewer — 7.1%
Albany, Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$819,402
Albany, Municipal Water Finance Authority, 5.00%, 12/1/29	500	542,205
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	2,000	2,235,520
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,424,625
Suffolk County Water Authority, 4.00%, 6/1/41	1,150	1,197,610
Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,381,820

		$16,601,182

Senior Living/Life Care — 0.8%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$135	$150,402
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	325	368,973
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	200	229,226
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	970	1,075,497

		$1,824,098

Total Tax-Exempt Investments — 160.7% (identified cost $362,376,987)		$373,356,695

Other Assets, Less Liabilities — (60.7)%		$(141,015,043)

Net Assets — 100.0%		$232,341,652

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$373,356,695	$—	$373,356,695
Total Investments	$—	$373,356,695	$—	$373,356,695

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

As of the close of business on December 14, 2018, the Fund acquired the net assets of Eaton Vance New York Municipal Bond Fund II (New York Fund II), pursuant to a plan of reorganization approved by the shareholders of New York Fund II. The investment portfolio of New York Fund II, with a fair value of $53,007,450 and identified cost of $51,991,914 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from New York Fund II was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $199,216,655. The net assets of New York Fund II at that date of $31,246,579 were combined with those of the Fund, resulting in combined net assets of $230,463,234.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019